Leases - Schedule of Supplemental Cash Flow Information Related to Operating Leases (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating cash flows from operating leases	$ 120,503	$ 116,994	$ 355,661	$ 345,302	$ 462,295	$ 441,111